UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stanford Investment Group, Inc.
Address:  2570 W. El Camino Real, Suite 520
          Mountain View, CA  94040

Form 13F File Number:    28-12391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lisa M. Barnea
Title:    CFO and CCO
Phone:    650-941-1717

Signature, Place and Date of Signing:
Lisa M. Barnea Mountain View, CA   November 10, 2008
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      36

Form 13F Information Table Value Total:      37,868 (x 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NAME OF ISSUER             TITLE  CUSIP     VALUE      SHARES          INV.   OTHE VOTING AUTH
                           OF               X1000                      DISC   R
                           CLASS                                       .      MGR
                                                                                    SOLE    SHR   NONE
Logitech Intl SA New F     Com    H50430232     19080      818191 SH   SOLE   NONE  818191     0     0
Adobe Systems              Com    00724F101      1551       39288 SH   SOLE   NONE   39288     0     0
Berkshire Hathaway Cl A    Com    084670108       261         200 SH   SOLE   NONE     200     0     0
Berkshire Hathaway Cl B    Com    084670207       532         121 SH   SOLE   NONE     121     0     0
CV Therapeutics            Com    126667104       283       26214 SH   SOLE   NONE   26214     0     0
Chevron Texaco Corp        Com    166764100       686        8319 SH   SOLE   NONE    8319     0     0
Cisco Systems              Com    17275R102       854       37870 SH   SOLE   NONE   37870     0     0
Disney Walt                Com    254687106       367       11968 SH   SOLE   NONE   11968     0     0
Expeditors Intl            Com    302130109       451       12950 SH   SOLE   NONE   12950     0     0
Exxon Mobil Corp           Com    30231G102       772        9940 SH   SOLE   NONE    9940     0     0
General Electric           Com    369604103       831       32574 SH   SOLE   NONE   32574     0     0
Hewlett Packard            Com    428236103       331        7151 SH   SOLE   NONE    7151     0     0
IBM Corp                   Com    459200101       249        2133 SH   SOLE   NONE    2133     0     0
IShares S&P 500 Index      ETF    464287200      1570       13442 SH   SOLE   NONE   13442     0     0
IShares MSCI Emerg Mkts    ETF    464287234       204        5965 SH   SOLE   NONE    5965     0     0
Index
IShares MSCI EAFE Index    ETF    464287465       580       10305 SH   SOLE   NONE   10305     0     0
IShares Russell 1000 Value ETF    464287598       645       10090 SH   SOLE   NONE   10090     0     0
IShares Russell 2000 Index ETF    464287655       408        5995 SH   SOLE   NONE    5995     0     0
Johnson & Johnson          Com    478106104      1195       17242 SH   SOLE   NONE   17242     0     0
Merck & Co. Inc.           Com    589331107       239        7567 SH   SOLE   NONE    7567     0     0
Microsoft                  Com    594918104       930       34827 SH   SOLE   NONE   34827     0     0
Morningstar Inc            Com    617700109       316        5700 SH   SOLE   NONE    5700     0     0
Netapp Inc.                Com    64120L104       429       23515 SH   SOLE   NONE   23515     0     0
Nvidia Corp                Com    67066G104       135       12639 SH   SOLE   NONE   12639     0     0
Palm Inc                   Com    696643105       143       24000 SH   SOLE   NONE   24000     0     0
Power Integrations Inc     Com    739276103       287       11927 SH   SOLE   NONE   11927     0     0
PowerShares Water          ETF    73935X575       340       18455 SH   SOLE   NONE   18455     0     0
SPDR Trust Unit SR 1       SPDR   78462F103      1509       13010 SH   SOLE   NONE   13010     0     0
S&P Oil & Gas Explor       SPDR   78464A730       233        5200 SH   SOLE   NONE    5200     0     0
S&P Biotech                ETF    78464A870       551        9160 SH   SOLE   NONE    9160     0     0
Select Sector Energy       SPDR   81369Y506       205        3240 SH   SOLE   NONE    3240     0     0
Sun Microsystems Inc.      Com    866810104       376       49533 SH   SOLE   NONE   49533     0     0
Time Warner Inc New        Com    887317105       528       40297 SH   SOLE   NONE   40297     0     0
Vulcan Materials           Com    929160109       216        2900 SH   SOLE   NONE    2900     0     0
Wells Fargo & Co           Com    949746101       283        7539 SH   SOLE   NONE    7539     0     0
Western Union              Com    959802109       298       12075 SH   SOLE   NONE   12075     0     0

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